UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/13 (Unaudited)

COMMON STOCKS (39.2%)(a)
			Shares	Value

Basic materials (2.5%)

Amcor, Ltd. (Australia)			19,057	$180,213

Archer Daniels-Midland Co.			56,000	2,430,400

Asahi Kasei Corp. (Japan)			45,000	352,703

Assa Abloy AB Class B (Sweden)			6,605	350,178

Axiall Corp.			285	13,520

BASF SE (Germany)			3,250	346,563

BHP Billiton PLC (United Kingdom)			7,991	247,766

BHP Billiton, Ltd. (Australia)			9,609	326,784

Cambrex Corp.(NON)			4,373	77,971

CF Industries Holdings, Inc.			2,300	535,992

Chemtura Corp.(NON)			4,594	128,264

Domtar Corp. (Canada)			1,400	132,076

Dow Chemical Co. (The)			46,900	2,082,360

EMS-Chemie Holding AG (Switzerland)			477	169,980

Fortune Brands Home & Security, Inc.			10,500	479,850

Glencore Xstrata PLC (United Kingdom)			37,136	193,052

Horsehead Holding Corp.(NON)			4,858	78,748

Innophos Holdings, Inc.			978	47,531

Innospec, Inc.			1,231	56,897

Johnson Matthey PLC (United Kingdom)			9,200	500,935

KapStone Paper and Packaging Corp.(NON)			478	26,701

Koninklijke Boskalis Westminster NV (Netherlands)			4,416	234,145

Koppers Holdings, Inc.			396	18,117

Kraton Performance Polymers, Inc.(NON)			1,326	30,564

L.B. Foster Co. Class A			1,129	53,390

Landec Corp.(NON)			2,968	35,972

Louisiana-Pacific Corp.(NON)			570	10,551

LSB Industries, Inc.(NON)			2,155	88,398

LyondellBasell Industries NV Class A			16,490	1,323,817

Minerals Technologies, Inc.			521	31,296

NN, Inc.			3,533	71,331

OM Group, Inc.(NON)			1,200	43,692

Orora, Ltd. (Australia)(NON)			19,057	19,739

Packaging Corp. of America			3,800	240,464

PPG Industries, Inc.			5,481	1,039,526

Reliance Steel & Aluminum Co.			3,100	235,104

S&W Seed Co.(NON)			3,076	21,378

Sumitomo Metal Mining Co., Ltd. (Japan)			14,000	183,570

Syngenta AG (Switzerland)			728	290,208

Trex Co., Inc.(NON)			1,370	108,956

Tronox, Ltd. Class A			1,166	26,900

UPM-Kymmene OYJ (Finland)			14,339	242,597

voestalpine AG (Austria)			7,057	341,750

W.R. Grace & Co.(NON)			244	24,124

Wendel SA (France)			1,837	267,823

Zep, Inc.			2,711	49,232

				13,791,128
Capital goods (2.4%)

ABB, Ltd. (Switzerland)			13,131	346,913

AGCO Corp.			6,500	384,735

Aisin Seiki Co., Ltd. (Japan)			8,000	325,543

Allegion PLC (Ireland)(NON)			6,600	291,654

Alliant Techsystems, Inc.			690	83,959

Altra Industrial Motion Corp.			2,646	90,546

Astronics Corp.(NON)			697	35,547

AZZ, Inc.			1,219	59,560

Ball Corp.			5,800	299,628

Chart Industries, Inc.(NON)			1,309	125,193

Chase Corp.			1,419	50,091

Cummins, Inc.			11,400	1,607,058

Douglas Dynamics, Inc.			2,322	39,056

DXP Enterprises, Inc.(NON)			496	57,139

Airbus Group NV (France)			6,008	463,084

Exelis, Inc.			13,200	251,592

Franklin Electric Co., Inc.			1,881	83,968

Generac Holdings, Inc.			1,535	86,942

Greenbrier Cos., Inc. (The)(NON)			3,228	106,008

HEICO Corp.			621	35,987

Hyster-Yale Materials Holdings, Inc.			508	47,325

IDEX Corp.			5,300	391,405

IHI Corp. (Japan)			54,000	233,494

II-VI, Inc.(NON)			3,624	63,782

IMI PLC (United Kingdom)			14,804	375,224

Ingersoll-Rand PLC			18,100	1,114,960

JGC Corp. (Japan)			8,000	314,218

Kadant, Inc.			1,492	60,456

Leggett & Platt, Inc.			10,900	337,246

Miller Industries, Inc.			1,792	33,385

Mine Safety Appliances Co.			603	30,880

MRC Global, Inc.(NON)			6,200	200,012

NACCO Industries, Inc. Class A			262	16,294

Northrop Grumman Corp.			13,400	1,535,774

Polypore International, Inc.(NON)			372	14,471

Raytheon Co.			19,531	1,771,462

Safran SA (France)			2,490	173,158

Singapore Technologies Engineering, Ltd. (Singapore)			73,000	229,761

Standard Motor Products, Inc.			2,595	95,496

Standex International Corp.			714	44,896

Stoneridge, Inc.(NON)			4,052	51,663

Tenneco, Inc.(NON)			652	36,884

THK Co., Ltd. (Japan)			8,800	219,913

TriMas Corp.(NON)			3,411	136,065

US Ecology, Inc.			671	24,954

Vinci SA (France)			4,386	289,011

WABCO Holdings, Inc.(NON)			3,900	364,299

WESCO International, Inc.(NON)			687	62,565

Zodiac Aerospace (France)			975	173,123

				13,266,379
Communication services (1.7%)

Arris Group, Inc.(NON)			806	19,638

Aruba Networks, Inc.(NON)			884	15,824

BroadSoft, Inc.(NON)			300	8,202

BT Group PLC (United Kingdom)			57,022	359,032

CalAmp Corp.(NON)			2,635	73,701

Comcast Corp. Class A			54,400	2,826,896

Deutsche Telekom AG (Germany)			17,629	301,512

EchoStar Corp. Class A(NON)			5,048	250,987

Frontier Communications Corp.			9,144	42,520

HSN, Inc.			673	41,928

IDT Corp. Class B			1,512	27,019

Inteliquent, Inc.			2,194	25,055

Iridium Communications, Inc.(NON)			3,907	24,458

Loral Space & Communications, Inc.(NON)			691	55,957

NTT DoCoMo, Inc. (Japan)			14,500	238,237

Orange (France)			16,509	205,196

RingCentral, Inc. Class A(NON)			362	6,650

Ruckus Wireless, Inc.(NON)			2,305	32,731

ShoreTel, Inc.(NON)			2,465	22,875

T-Mobile US, Inc.(NON)			15,500	521,420

Tele2 AB Class B (Sweden)			8,348	94,702

Telefonica SA (Spain)			14,745	240,706

Telenor ASA (Norway)			9,602	229,294

Telstra Corp., Ltd. (Australia)			59,575	279,330

Ubiquiti Networks, Inc.(NON)(S)			1,438	66,090

USA Mobility, Inc.			2,021	28,860

Verizon Communications, Inc.			59,232	2,910,660

Vodafone Group PLC (United Kingdom)			80,102	314,887

				9,264,367
Conglomerates (0.8%)

AMETEK, Inc.			15,150	797,951

Danaher Corp.			25,200	1,945,440

Exor SpA (Italy)			3,768	150,221

General Electric Co.			27,415	768,442

Marubeni Corp. (Japan)			11,000	79,158

Siemens AG (Germany)			4,118	562,658

				4,303,870
Consumer cyclicals (5.3%)

Adidas AG (Germany)			1,783	227,301

ADT Corp. (The)			13,750	556,463

Advance Auto Parts, Inc.			4,200	464,856

American Eagle Outfitters, Inc.			17,500	252,000

ANN, Inc.(NON)			1,961	71,694

Ascena Retail Group, Inc.(NON)			1,677	35,485

Ascent Capital Group, Inc. Class A(NON)			212	18,139

Babcock International Group PLC (United Kingdom)			12,021	269,818

Bally Technologies, Inc.(NON)			365	28,634

Bayerische Motoren Werke (BMW) AG (Germany)			2,236	262,224

Big Lots, Inc.(NON)			1,718	55,474

Blyth, Inc.			1,294	14,079

Brown Shoe Co., Inc.			1,021	28,731

Brunswick Corp.			1,786	82,263

Buckle, Inc. (The)			605	31,799

Bureau Veritas SA (France)			6,980	204,478

Carmike Cinemas, Inc.(NON)			1,878	52,284

Coach, Inc.			12,982	728,680

Compagnie Financiere Richemont SA (Switzerland)			1,947	194,834

Compass Group PLC (United Kingdom)			15,037	241,101

Continental AG (Germany)			2,507	549,956

Cooper Tire & Rubber Co.			1,186	28,511

Corporate Executive Board Co. (The)			428	33,140

Crocs, Inc.(NON)			930	14,806

CST Brands, Inc.			7,233	265,596

Deckers Outdoor Corp.(NON)			403	34,037

Deluxe Corp.			2,405	125,517

Demand Media, Inc.(NON)			2,538	14,644

Denso Corp. (Japan)			3,700	195,630

Destination Maternity Corp.			2,892	86,413

Expedia, Inc.			6,400	445,824

Experian PLC (United Kingdom)			11,290	208,371

Five Below, Inc.(NON)			323	13,954

Fuji Heavy Industries, Ltd. (Japan)			16,000	459,614

G&K Services, Inc. Class A			425	26,448

GameStop Corp. Class A			1,410	69,457

Gannett Co., Inc.			15,000	443,700

Gap, Inc. (The)			14,300	558,844

Genesco, Inc.(NON)			707	51,653

Global Cash Access Holdings, Inc.(NON)			3,357	33,536

Graham Holdings Co. Class B(NON)			400	265,328

Green Dot Corp. Class A(NON)			1,522	38,278

Hanesbrands, Inc.			6,000	421,620

Harbinger Group, Inc.(NON)			7,323	86,778

Hino Motors, Ltd. (Japan)			18,000	283,682

Home Depot, Inc. (The)			32,708	2,693,177

ITV PLC (United Kingdom)			104,431	335,682

KAR Auction Services, Inc.			4,302	127,124

Kimberly-Clark Corp.			25,900	2,705,514

La-Z-Boy, Inc.			827	25,637

Liberty Media Corp. Class A(NON)			4,800	702,960

LifeLock, Inc.(NON)			1,113	18,264

LIN Media, LLC Class A(NON)			1,867	53,602

Lowe's Cos., Inc.			42,379	2,099,879

Lumber Liquidators Holdings, Inc.(NON)			261	26,854

Macy's, Inc.			17,000	907,800

Marcus Corp.			3,208	43,116

MAXIMUS, Inc.			600	26,394

McGraw-Hill Cos., Inc. (The)			18,200	1,423,240

Men's Wearhouse, Inc. (The)			609	31,108

MGM China Holdings, Ltd. (Hong Kong)			56,000	240,199

Namco Bandai Holdings, Inc. (Japan)			10,200	226,592

Navistar International Corp.(NON)			1,163	44,415

Next PLC (United Kingdom)			5,802	523,752

Panasonic Corp. (Japan)			22,600	263,458

Penn National Gaming, Inc.(NON)			5,156	73,885

Perry Ellis International, Inc.(NON)			2,535	40,028

PetSmart, Inc.			6,000	436,500

Pier 1 Imports, Inc.			841	19,410

Pitney Bowes, Inc.			15,568	362,734

Priceline.com, Inc.(NON)			1,842	2,141,141

Randstad Holding NV (Netherlands)			1,522	98,824

Renault SA (France)			2,544	205,396

Ryland Group, Inc. (The)			2,056	89,251

Scripps Networks Interactive Class A			6,200	535,742

Sears Hometown and Outlet Stores, Inc.(NON)			1,044	26,622

Select Comfort Corp.(NON)			2,087	44,015

Sinclair Broadcast Group, Inc. Class A			3,561	127,235

SJM Holdings, Ltd. (Hong Kong)			73,000	247,165

SodaStream International, Ltd. (Israel)(NON)			294	14,594

Sonic Automotive, Inc. Class A			6,182	151,335

Steven Madden, Ltd.(NON)			489	17,893

Suzuki Motor Corp. (Japan)			7,300	196,629

Swatch Group AG (The) (Switzerland)			349	231,575

Tile Shop Holdings, Inc.(NON)(S)			2,301	41,579

TiVo, Inc.(NON)			1,954	25,636

Town Sports International Holdings, Inc.			2,610	38,524

Toyota Motor Corp. (Japan)			6,300	383,371

Trump Entertainment Resorts, Inc.(NON)			115	230

Vail Resorts, Inc.			489	36,787

ValueClick, Inc.(NON)			2,015	47,091

Viacom, Inc. Class B			19,400	1,694,396

VOXX International Corp.(NON)			4,770	79,659

World Fuel Services Corp.			1,850	79,846

Wyndham Worldwide Corp.			7,200	530,568

Wynn Resorts, Ltd.			3,900	757,419

				29,869,521
Consumer staples (2.9%)

AFC Enterprises(NON)			1,190	45,815

Angie's List, Inc.(NON)			322	4,878

Anheuser-Busch InBev NV (Belgium)			2,918	311,129

Barrett Business Services, Inc.			726	67,329

Beacon Roofing Supply, Inc.(NON)			859	34,601

Blue Nile, Inc.(NON)			648	30,514

Boulder Brands, Inc.(NON)			825	13,085

Bright Horizons Family Solutions, Inc.(NON)			1,210	44,455

British American Tobacco (BAT) PLC (United Kingdom)			5,064	271,704

Calbee, Inc. (Japan)			10,800	262,765

Carrefour SA (France)			7,358	291,783

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,419

Colgate-Palmolive Co.			59,900	3,906,079

Core-Mark Holding Co., Inc.			734	55,733

CVS Caremark Corp.			61,200	4,380,084

Diageo PLC (United Kingdom)			7,116	235,050

Distribuidora Internacional de Alimentacion SA (Spain)			20,834	186,383

Geo Group, Inc. (The)(R)			1,219	39,276

Grand Canyon Education, Inc.(NON)			466	20,318

Hain Celestial Group, Inc. (The)(NON)			231	20,970

Heineken Holding NV (Netherlands)			3,693	234,201

ITT Educational Services, Inc.(NON)			5,568	186,973

Japan Tobacco, Inc. (Japan)			8,800	286,326

Kao Corp. (Japan)			4,300	135,429

Kforce, Inc.			2,971	60,787

Koninklijke Ahold NV (Netherlands)			11,935	214,298

L'Oreal SA (France)			2,047	360,476

Liberty Interactive Corp. Class A(NON)			25,300	742,555

Lindt & Spruengli AG (Switzerland)			82	369,611

ManpowerGroup, Inc.			4,900	420,714

MEIJI Holdings Co., Ltd. (Japan)			4,000	257,479

Molson Coors Brewing Co. Class B			4,400	247,060

MWI Veterinary Supply, Inc.(NON)			366	62,436

Nestle SA (Switzerland)			11,306	829,950

On Assignment, Inc.(NON)			2,179	76,091

OpenTable, Inc.(NON)			363	28,811

Papa John's International, Inc.			1,476	67,010

Pool Corp.			459	26,686

Procter & Gamble Co. (The)			4,217	343,306

Reckitt Benckiser Group PLC (United Kingdom)			2,561	203,898

RetailMeNot, Inc.(NON)			1,623	46,726

Ruby Tuesday, Inc.(NON)			7,131	49,418

SABMiller PLC (United Kingdom)			3,621	186,475

Shutterfly, Inc.(NON)			330	16,807

Spartan Stores, Inc.			1,415	34,356

Suedzucker AG (Germany)			5,721	154,429

TrueBlue, Inc.(NON)			5,990	154,422

Unilever PLC (United Kingdom)			4,301	176,420

United Natural Foods, Inc.(NON)			457	34,453

USANA Health Sciences, Inc.(NON)			366	27,662

Woolworths, Ltd. (Australia)			4,347	131,423

zulily, Inc. Class A(NON)			271	11,228

				16,401,286
Energy (3.4%)

Alpha Natural Resources, Inc.(NON)			16,889	120,587

AMEC PLC (United Kingdom)			14,905	269,167

Baker Hughes, Inc.			14,500	801,270

BG Group PLC (United Kingdom)			11,531	248,496

BP PLC (United Kingdom)			79,935	647,535

Cabot Oil & Gas Corp.			14,700	569,772

Callon Petroleum Co.(NON)			8,892	58,065

Chevron Corp.			3,332	416,200

ConocoPhillips			31,969	2,258,610

Delek US Holdings, Inc.			3,054	105,088

Dril-Quip, Inc.(NON)			2,100	230,853

EPL Oil & Gas, Inc.(NON)			2,409	68,657

Exxon Mobil Corp.			20,078	2,031,894

FutureFuel Corp.			4,818	76,124

Gulfport Energy Corp.(NON)			572	36,122

Helix Energy Solutions Group, Inc.(NON)			1,592	36,903

Key Energy Services, Inc.(NON)			6,800	53,720

Kodiak Oil & Gas Corp.(NON)			3,602	40,378

Occidental Petroleum Corp.			23,245	2,210,600

Oceaneering International, Inc.			4,400	347,072

Oil States International, Inc.(NON)			2,500	254,300

PBF Energy, Inc.			4,400	138,424

Phillips 66			19,284	1,487,375

Repsol SA (Rights) (Spain)(NON)			7,232	4,935

Repsol YPF SA (Spain)			7,232	182,725

Rosetta Resources, Inc.(NON)			528	25,365

Royal Dutch Shell PLC Class A (United Kingdom)			12,816	460,278

Royal Dutch Shell PLC Class B (United Kingdom)			11,677	439,436

Schlumberger, Ltd.			28,800	2,595,168

Statoil ASA (Norway)			11,551	280,573

Stone Energy Corp.(NON)			1,634	56,520

Superior Energy Services, Inc.(NON)			8,200	218,202

Swift Energy Co.(NON)(S)			2,072	27,972

Tesoro Corp.			5,700	333,450

Total SA (France)			8,410	515,525

Unit Corp.(NON)			780	40,264

Vaalco Energy, Inc.(NON)			4,699	32,376

Valero Energy Corp.			18,000	907,200

W&T Offshore, Inc.			1,468	23,488

Woodside Petroleum, Ltd. (Australia)			5,915	205,518

				18,856,207
Financials (7.2%)

3i Group PLC (United Kingdom)			37,782	241,045

Access National Corp.			1,451	21,692

AG Mortgage Investment Trust, Inc.(R)			851	13,310

Ageas (Belgium)			7,305	311,864

Agree Realty Corp.(R)			1,532	44,459

AIA Group, Ltd. (Hong Kong)			61,600	310,546

Allianz SE (Germany)			2,460	441,259

Allied World Assurance Co. Holdings AG			4,090	461,393

American Capital Agency Corp.(R)			14,700	283,563

American Equity Investment Life Holding Co.			3,404	89,798

American Financial Group, Inc.			6,823	393,824

Amtrust Financial Services, Inc.			938	30,663

Aon PLC			21,700	1,820,413

Arlington Asset Investment Corp. Class A			936	24,701

ARMOUR Residential REIT, Inc.(R)			4,492	18,013

Ashford Hospitality Prime, Inc.(NON)(R)			1,033	18,801

Ashford Hospitality Trust, Inc.(R)			5,167	42,783

Assicurazioni Generali SpA (Italy)			15,865	377,045

Associated Banc-Corp.			29,400	511,560

Australia & New Zealand Banking Group, Ltd. (Australia)			7,941	228,605

AvalonBay Communities, Inc.(R)			4,800	567,504

AXA SA (France)			14,169	395,219

Axis Capital Holdings, Ltd.			10,200	485,214

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			19,258	238,614

Banco Latinoamericano de Exportaciones SA Class E (Panama)			3,166	88,711

Banco Santander Central Hispano SA (Spain)			36,662	330,849

Bank of Kentucky Financial Corp.			859	31,697

Bank of Yokohama, Ltd. (The) (Japan)			39,000	217,757

Barclays PLC (United Kingdom)			29,412	133,077

Berkshire Hathaway, Inc. Class B(NON)			1,600	189,696

BNP Paribas SA (France)			3,811	298,412

BofI Holding, Inc.(NON)			1,227	96,234

Cardinal Financial Corp.			2,711	48,798

CBL & Associates Properties, Inc.(R)			1,931	34,681

Chimera Investment Corp.(R)			40,500	125,550

Citizens & Northern Corp.			1,722	35,525

City National Corp.			7,100	562,462

CNO Financial Group, Inc.			3,557	62,923

Commonwealth Bank of Australia (Australia)			10,161	707,993

CoreLogic, Inc.(NON)			22,700	806,531

CoreSite Realty Corp.(R)			502	16,159

Credit Acceptance Corp.(NON)			472	61,355

Credit Agricole SA (France)(NON)			25,077	322,328

Credit Suisse Group AG (Switzerland)			5,355	164,408

CYS Investments, Inc.(R)			2,717	20,133

DBS Group Holdings, Ltd. (Singapore)			17,000	231,062

Deutsche Bank AG (Germany)			6,061	289,192

Dexus Property Group (Australia)(R)			213,934	192,044

DFC Global Corp.(NON)			2,892	33,113

Discover Financial Services			29,100	1,628,145

Eagle Bancorp, Inc.			1,413	43,280

East West Bancorp, Inc.			2,247	78,578

Education Realty Trust, Inc.(R)			5,353	47,213

Encore Capital Group, Inc.(NON)			1,898	95,393

EPR Properties(R)			804	39,525

Federal Realty Investment Trust(R)			2,500	253,525

Financial Institutions, Inc.			1,779	43,959

First Community Bancshares Inc.			1,757	29,342

First Industrial Realty Trust(R)			1,741	30,380

First Niagara Financial Group, Inc.			52,500	557,550

FirstMerit Corp.			2,184	48,550

Flushing Financial Corp.			1,845	38,192

Genworth Financial, Inc. Class A(NON)			11,080	172,072

Glimcher Realty Trust(R)			3,209	30,036

Goldman Sachs Group, Inc. (The)			17,000	3,013,420

GPT Group (Australia)(R)			67,165	204,450

Greenhill & Co., Inc.			446	25,841

Hammerson PLC (United Kingdom)(R)			17,971	149,459

Hang Seng Bank, Ltd. (Hong Kong)			15,200	246,956

Hanmi Financial Corp.			3,575	78,257

Heartland Financial USA, Inc.			1,195	34,404

Heritage Financial Group, Inc.(NON)			1,560	30,030

HFF, Inc. Class A(NON)			4,671	125,416

HSBC Holdings PLC (United Kingdom)			61,385	673,264

Insurance Australia Group, Ltd. (Australia)			57,910	301,032

Invesco Mortgage Capital, Inc.(R)			1,388	20,376

Investor AB Class B (Sweden)			6,898	238,016

Investors Real Estate Trust(R)			3,876	33,256

iStar Financial, Inc.(NON)(R)			3,259	46,506

Joyo Bank, Ltd. (The) (Japan)			39,000	199,557

JPMorgan Chase & Co.			69,790	4,081,319

KeyCorp			37,700	505,934

Kilroy Realty Corp.(R)			3,000	150,540

Legal & General Group PLC (United Kingdom)			68,039	251,057

Lexington Realty Trust(R)			7,694	78,556

Lloyds Banking Group PLC (United Kingdom)(NON)			452,486	591,432

LTC Properties, Inc.(R)			1,914	67,736

Maiden Holdings, Ltd. (Bermuda)			2,973	32,495

MainSource Financial Group, Inc.			2,663	48,014

MFA Financial, Inc.(R)			4,412	31,149

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			47,900	316,718

Muenchener Rueckversicherungs AG (Germany)			915	201,661

National Australia Bank, Ltd. (Australia)			8,279	258,453

National Health Investors, Inc.(R)			1,133	63,561

Nelnet, Inc. Class A			1,604	67,593

Ocwen Financial Corp.(NON)			985	54,618

OFG Bancorp (Puerto Rico)			1,652	28,646

One Liberty Properties, Inc.(R)			1,814	36,516

Pacific Premier Bancorp, Inc.(NON)			1,745	27,466

PacWest Bancorp			1,494	63,077

Peoples Bancorp, Inc.			1,659	37,344

PHH Corp.(NON)			1,478	35,989

PNC Financial Services Group, Inc.			27,400	2,125,692

Popular, Inc. (Puerto Rico)(NON)			1,405	40,366

Portfolio Recovery Associates, Inc.(NON)			1,769	93,474

ProAssurance Corp.			1,124	54,492

Protective Life Corp.			1,381	69,961

Prudential PLC (United Kingdom)			9,010	201,653

PS Business Parks, Inc.(R)			1,089	83,221

Public Storage(R)			5,300	797,756

Ramco-Gershenson Properties Trust(R)			2,182	34,345

Rayonier, Inc.(R)			4,800	202,080

Republic Bancorp, Inc. Class A			1,117	27,411

Resona Holdings, Inc. (Japan)			74,300	378,972

Select Income REIT(R)			1,420	37,971

Simon Property Group, Inc.(R)			11,500	1,749,840

Skandinaviska Enskilda Banken AB (Sweden)			20,491	271,094

Sovran Self Storage, Inc.(R)			348	22,679

Starwood Property Trust, Inc.(R)			1,037	28,725

State Street Corp.			24,300	1,783,377

Stewart Information Services Corp.			2,531	81,675

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,900	253,043

Summit Hotel Properties, Inc.(R)			4,865	43,785

Swedbank AB Class A (Sweden)			9,878	278,662

Symetra Financial Corp.			2,975	56,406

Third Point Reinsurance, Ltd. (Bermuda)(NON)			3,241	60,056

Tokyu Fudosan Holdings Corp. (Japan)(NON)			38,000	358,588

Travelers Cos., Inc. (The)			20,900	1,892,286

UBS AG (Switzerland)			14,004	266,781

Universal Health Realty Income Trust(R)			448	17,947

WageWorks, Inc.(NON)			1,127	66,989

Walter Investment Management Corp.(NON)			689	24,363

Wells Fargo & Co.			4,883	221,688

Westfield Group (Australia)			17,030	153,490

Westpac Banking Corp. (Australia)			9,111	264,593

Wheelock and Co., Ltd. (Hong Kong)			60,000	276,543

WP Carey, Inc.(R)			2,200	134,970

				40,513,406
Health care (4.7%)

Abaxis, Inc.(NON)			389	15,568

AbbVie, Inc.			23,700	1,251,597

ACADIA Pharmaceuticals, Inc.(NON)			1,287	32,162

Accuray, Inc.(NON)			3,525	30,703

Actelion, Ltd. (Switzerland)			3,043	257,959

Aegerion Pharmaceuticals, Inc.(NON)			220	15,611

Aetna, Inc.			18,900	1,296,351

Alere, Inc.(NON)			1,938	70,156

Align Technology, Inc.(NON)			605	34,576

Alkermes PLC(NON)			1,073	43,628

Amedisys, Inc.(NON)			1,616	23,642

AmSurg Corp.(NON)			1,163	53,405

Ariad Pharmaceuticals, Inc.(NON)(S)			7,632	52,050

Array BioPharma, Inc.(NON)			3,661	18,342

AstraZeneca PLC (United Kingdom)			7,091	420,610

athenahealth, Inc.(NON)			165	22,193

Auxilium Pharmaceuticals, Inc.(NON)			1,791	37,145

Bayer AG (Germany)			4,242	595,124

Biospecifics Technologies Corp.(NON)			675	14,627

Cardinal Health, Inc.			17,000	1,135,770

Celgene Corp.(NON)			6,200	1,047,552

Centene Corp.(NON)			354	20,868

Chemed Corp.(S)			1,309	100,296

Coloplast A/S Class B (Denmark)			5,425	359,855

Computer Programs & Systems, Inc.			288	17,801

Conatus Pharmaceuticals, Inc.(NON)			510	3,290

Conmed Corp.			2,347	99,748

Cubist Pharmaceuticals, Inc.(NON)			1,588	109,366

Cyberonics, Inc.(NON)			361	23,649

DexCom, Inc.(NON)			705	24,964

Eli Lilly & Co.			15,153	772,803

Endo Health Solutions, Inc.(NON)			1,406	94,849

Exact Sciences Corp.(NON)			523	6,114

GlaxoSmithKline PLC (United Kingdom)			19,203	512,176

Globus Medical, Inc. Class A(NON)			1,542	31,118

Greatbatch, Inc.(NON)			2,949	130,464

Haemonetics Corp.(NON)			709	29,870

Health Net, Inc.(NON)			5,209	154,551

HealthSouth Corp.			404	13,461

Hill-Rom Holdings, Inc.			1,738	71,849

Hisamitsu Pharmaceutical Co., Inc. (Japan)			3,300	166,258

Impax Laboratories, Inc.(NON)			2,281	57,344

Incyte Corp., Ltd.(NON)			455	23,037

Insulet Corp.(NON)			1,094	40,587

Insys Therapeutics, Inc.(NON)			1,978	76,568

Intuitive Surgical, Inc.(NON)			1,900	729,752

Isis Pharmaceuticals, Inc.(NON)			559	22,271

Jazz Pharmaceuticals PLC(NON)			3,505	443,593

Johnson & Johnson			38,809	3,554,516

Kindred Healthcare, Inc.			2,287	45,145

Lexicon Pharmaceuticals, Inc.(NON)			4,867	8,761

Magellan Health Services, Inc.(NON)			414	24,803

McKesson Corp.			11,000	1,775,400

MedAssets, Inc.(NON)			3,207	63,595

Medicines Co. (The)(NON)			1,713	66,156

Merck & Co., Inc.			44,888	2,246,644

Nanosphere, Inc.(NON)			8,598	19,689

NewLink Genetics Corp.(NON)			760	16,728

Novartis AG (Switzerland)			5,548	444,009

Novo Nordisk A/S Class B (Denmark)			1,483	273,215

NPS Pharmaceuticals, Inc.(NON)			1,237	37,555

NxStage Medical, Inc.(NON)			1,669	16,690

Omega Healthcare Investors, Inc.(R)			956	28,489

OraSure Technologies, Inc.(NON)			5,482	34,482

Orion OYJ Class B (Finland)			7,431	209,215

PDL BioPharma, Inc.			1,056	8,913

Pfizer, Inc.			99,069	3,034,483

Prestige Brands Holdings, Inc.(NON)			1,885	67,483

Providence Service Corp. (The)(NON)			2,901	74,614

Questcor Pharmaceuticals, Inc.			1,263	68,770

Receptos, Inc.(NON)			434	12,582

Repligen Corp.(NON)			1,688	23,024

Roche Holding AG-Genusschein (Switzerland)			3,259	913,553

Salix Pharmaceuticals, Ltd.(NON)			1,574	141,566

Sanofi (France)			3,992	424,932

Sequenom, Inc.(NON)			5,550	12,987

STAAR Surgical Co.(NON)			4,412	71,430

Steris Corp.			775	37,239

Sucampo Pharmaceuticals, Inc. Class A(NON)			2,459	23,115

Suzuken Co., Ltd. (Japan)			3,100	100,402

TearLab Corp.(NON)			1,047	9,779

Thoratec Corp.(NON)			648	23,717

Threshold Pharmaceuticals, Inc.(NON)			4,038	18,857

Trinity Biotech PLC ADR (Ireland)			1,360	34,190

Triple-S Management Corp. Class B (Puerto Rico)(NON)			930	18,079

United Therapeutics Corp.(NON)			114	12,891

VCA Antech, Inc.(NON)			4,500	141,120

WellCare Health Plans, Inc.(NON)			1,532	107,883

WellPoint, Inc.			15,000	1,385,850

				26,237,824
Technology (6.3%)

Activision Blizzard, Inc.			48,600	866,538

Actuate Corp.(NON)			8,898	68,604

Acxiom Corp.(NON)			3,152	116,561

Agilent Technologies, Inc.			5,600	320,264

Anixter International, Inc.(NON)			1,003	90,110

AOL, Inc.(NON)			17,900	834,498

Apple, Inc.			7,517	4,217,864

ASML Holding NV (Netherlands)			3,139	294,768

Aspen Technology, Inc.(NON)			1,449	60,568

AVG Technologies NV (Netherlands)(NON)			1,481	25,488

Blucora, Inc.(NON)			2,997	87,393

Bottomline Technologies, Inc.(NON)			550	19,888

Brady Corp. Class A			1,894	58,581

Brightcove, Inc.(NON)			2,594	36,679

Broadcom Corp. Class A			56,900	1,687,085

Brocade Communications Systems, Inc.(NON)			72,200	640,414

CA, Inc.			30,700	1,033,055

CACI International, Inc. Class A(NON)			249	18,232

Cadence Design Systems, Inc.(NON)			59,800	838,396

Calix, Inc.(NON)			1,333	12,850

Cap Gemini (France)			4,106	278,427

Cavium, Inc.(NON)			446	15,391

Ceva, Inc.(NON)			1,943	29,572

Cirrus Logic, Inc.(NON)			2,530	51,688

Commvault Systems, Inc.(NON)			581	43,505

Cornerstone OnDemand, Inc.(NON)			866	46,192

CSG Systems International, Inc.			655	19,257

EMC Corp.			91,600	2,303,740

EnerSys			1,794	125,741

Entegris, Inc.(NON)			4,369	50,680

F5 Networks, Inc.(NON)			10,200	926,772

Fairchild Semiconductor International, Inc.(NON)			1,610	21,494

FEI Co.			780	69,701

Fortinet, Inc.(NON)			42,800	818,764

GenMark Diagnostics, Inc.(NON)			5,812	77,358

Gentex Corp.			10,800	356,292

Google, Inc. Class A(NON)			771	864,067

GT Advanced Technologies, Inc.(NON)			1,007	8,781

inContact, Inc.(NON)			2,301	17,971

Infoblox, Inc.(NON)			901	29,751

Integrated Silicon Solutions, Inc.(NON)			5,313	64,234

IntraLinks Holdings, Inc.(NON)			4,406	53,357

Keyence Corp. (Japan)			900	385,427

Konica Minolta Holdings, Inc. (Japan)			25,000	250,613

L-3 Communications Holdings, Inc.			5,700	609,102

Lexmark International, Inc. Class A			904	32,110

Magnachip Semiconductor Corp. (South Korea)(NON)			4,257	83,012

Manhattan Associates, Inc.(NON)			754	88,580

Marvell Technology Group, Ltd.			54,500	783,710

Mellanox Technologies, Ltd. (Israel)(NON)			634	25,341

Mentor Graphics Corp.			4,913	118,256

Microsemi Corp.(NON)			1,030	25,699

Microsoft Corp.			85,439	3,197,982

MTS Systems Corp.			397	28,286

NetApp, Inc.			34,600	1,423,444

Netscout Systems, Inc.(NON)			1,067	31,573

NIC, Inc.(NON)			1,129	28,078

Nomura Research Institute, Ltd. (Japan)			5,700	179,755

NTT Data Corp. (Japan)			3,400	125,816

Omnivision Technologies, Inc.(NON)			3,093	53,200

Omron Corp. (Japan)			9,300	411,618

Oracle Corp.			90,486	3,461,994

Perficient, Inc.(NON)			2,281	53,421

Photronics, Inc.(NON)			4,121	37,213

Plantronics, Inc.			351	16,304

Procera Networks, Inc.(NON)			1,799	27,021

PTC, Inc.(NON)			1,334	47,210

QLIK Technologies, Inc.(NON)			443	11,797

Quantum Corp.(NON)			21,683	26,020

RF Micro Devices, Inc.(NON)			14,205	73,298

Rockwell Automation, Inc.			8,600	1,016,176

Rovi Corp.(NON)			2,265	44,598

Safeguard Scientifics, Inc.(NON)			2,356	47,332

SAP AG (Germany)			1,768	151,588

SciQuest, Inc.(NON)			722	20,563

Semtech Corp.(NON)			1,094	27,656

Silicon Graphics International Corp.(NON)			1,190	15,958

Silicon Image, Inc.(NON)			6,738	41,439

SoftBank Corp. (Japan)			5,400	473,378

SolarWinds, Inc.(NON)			1,964	74,298

Sparton Corp.(NON)			1,501	41,953

SS&C Technologies Holdings, Inc.(NON)			1,319	58,379

Symantec Corp.			51,000	1,202,580

Synaptics, Inc.(NON)			1,046	54,193

Tech Data Corp.(NON)			1,270	65,532

Tokyo Electron, Ltd. (Japan)			4,300	237,199

Tyler Technologies, Inc.(NON)			723	73,840

Ultimate Software Group, Inc.(NON)			612	93,771

Ultra Clean Holdings, Inc.(NON)			3,942	39,538

Unisys Corp.(NON)			1,768	59,352

United Internet AG (Germany)			4,931	210,068

VeriFone Systems, Inc.(NON)			1,446	38,782

Verint Systems, Inc.(NON)			892	38,302

Vocus, Inc.(NON)			1,509	17,188

Western Digital Corp.			21,000	1,761,900

XO Group, Inc.(NON)			2,817	41,861

Zynga, Inc. Class A(NON)			4,882	18,552

				35,202,427
Transportation (0.8%)

Aegean Marine Petroleum Network, Inc. (Greece)			6,833	76,666

Alaska Air Group, Inc.			4,700	344,839

Central Japan Railway Co. (Japan)			3,600	424,603

ComfortDelgro Corp., Ltd. (Singapore)			115,000	183,300

Con-way, Inc.			2,419	96,058

Delta Air Lines, Inc.			51,900	1,425,693

Diana Shipping, Inc. (Greece)(NON)			2,981	39,617

Hawaiian Holdings, Inc.(NON)(S)			4,639	44,674

International Consolidated Airlines Group SA (Spain)(NON)			49,671	330,868

Japan Airlines Co., Ltd. (Japan)			3,700	182,548

Matson, Inc.			651	16,998

Quality Distribution, Inc.(NON)			8,945	114,764

Republic Airways Holdings, Inc.(NON)			2,962	31,664

SkyWest, Inc.			2,454	36,393

Southwest Airlines Co.			44,400	836,496

Spirit Airlines, Inc.(NON)			2,419	109,847

StealthGas, Inc. (Greece)(NON)			9,356	95,338

Swift Transportation Co.(NON)(S)			6,106	135,614

Universal Truckload Services, Inc.			275	8,390

Yamato Transport Co., Ltd. (Japan)			8,400	170,054

				4,704,424
Utilities and power (1.2%)

Centrica PLC (United Kingdom)			49,277	283,789

Chubu Electric Power Co., Inc. (Japan)			3,200	41,362

CMS Energy Corp.			16,100	430,997

Edison International			19,600	907,480

Enel SpA (Italy)			54,850	240,300

ENI SpA (Italy)			12,419	300,286

Entergy Corp.			10,700	676,989

GDF Suez (France)			11,021	260,072

Kansai Electric Power, Inc. (Japan)(NON)			26,300	302,717

PG&E Corp.			26,600	1,071,448

PPL Corp.			37,900	1,140,411

Red Electrica Corporacion SA (Spain)			5,418	362,205

UGI Corp.			6,800	281,928

United Utilities Group PLC (United Kingdom)			18,941	211,178

				6,511,162

Total common stocks (cost $166,942,188)				$218,922,001

CORPORATE BONDS AND NOTES (24.2%)(a)
			Principal amount	Value

Basic materials (1.5%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$36,000	$38,790

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	62,243

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			490,000	620,536

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			40,000	39,300

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			307,000	292,418

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			198,000	212,850

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2017 (Luxembourg)			45,000	45,675

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			100,000	105,250

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			60,000	57,300

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			120,000	127,800

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			76,000	89,083

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			60,000	62,700

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			140,000	128,652

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			105,000	135,575

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	321,461

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			55,000	52,803

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	33,950

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			150,000	158,250

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			70,000	78,575

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			105,000	110,649

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			50,000	54,500

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			25,000	26,063

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			100,000	99,000

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			110,000	118,525

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			120,000	143,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			65,000	66,625

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			60,000	59,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			85,000	88,294

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			145,000	163,850

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			80,000	88,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			120,000	118,200

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			90,000	77,400

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			120,000	131,550

International Paper Co. sr. unsec. notes 7.95s, 2018			195,000	236,865

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			150,000	172,125

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			115,000	127,938

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	317,869

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			345,000	396,789

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	32,707

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			25,000	26,188

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,263

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			21,000	21,273

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			9,000	9,203

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			60,000	61,650

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			30,000	28,950

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			200,000	222,500

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)			25,000	26,000

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			225,000	225,591

PQ Corp. 144A sr. notes 8 3/4s, 2018			75,000	81,750

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	361,657

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			192,000	197,106

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			135,000	142,298

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	106,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			80,000	84,800

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			75,000	80,438

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			65,000	63,294

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			30,000	32,813

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			15,000	16,275

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			15,000	16,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			25,000	27,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			10,000	9,975

Taminco Global Chemical Corp. company guaranty sr. sub. notes Ser. REGS, 9 3/4s, 2020 (Belgium)			10,000	11,350

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			125,000	141,875

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			25,000	26,500

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	86,700

USG Corp. sr. unsec. notes 9 3/4s, 2018			75,000	88,688

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	20,850

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			155,000	149,575

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			325,000	377,090

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			260,000	318,150

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			195,000	214,844

				8,576,069
Capital goods (1.2%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			165,000	179,025

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			245,000	280,525

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			200,000	198,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			75,000	75,938

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			40,000	42,900

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			150,000	173,625

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			115,000	122,188

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	213,267

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			60,000	59,550

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	62,288

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			135,000	148,331

Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			15,000	15,919

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			180,000	168,300

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			570,000	532,988

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			504,000	519,120

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			105,000	75,075

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	213,818

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	143,786

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			100,000	102,500

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			80,000	86,300

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			416,000	536,610

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			40,000	40,400

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			160,000	151,200

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			110,000	115,775

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			90,000	95,175

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	194,123

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	209,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			55,000	56,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	128,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			170,000	181,475

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			245,000	248,675

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			95,000	103,788

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,750

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			145,000	149,713

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			123,000	131,610

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			50,000	52,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			25,000	26,875

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			125,000	134,063

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			85,000	82,450

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	498,218

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			105,000	102,667

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			20,000	20,000

				6,698,935
Communication services (2.3%)

Adelphia Communications Corp. escrow bonds zero %, 2014			125,000	875

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	210,039

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	365,372

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			255,000	297,075

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			60,000	67,050

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			75,000	83,719

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			115,000	118,450

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			45,000	41,963

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	70,363

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			70,000	72,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			40,000	37,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			60,000	63,150

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			100,000	101,250

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	25,438

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			514,000	631,860

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			82,000	95,645

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	13,784

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			80,000	86,200

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			75,000	73,500

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	120,649

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			60,000	64,800

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			30,000	31,050

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			163,000	229,958

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			90,000	93,600

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			85,000	97,325

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			125,000	132,500

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			40,000	45,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	30,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			110,000	119,075

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			90,000	100,350

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			45,000	46,350

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	104,738

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			200,000	214,500

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			220,000	235,950

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	171,147

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	89,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			80,000	89,600

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			90,000	95,400

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			40,000	40,400

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	58,300

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			135,000	139,388

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			120,000	124,500

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			120,000	90,600

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	203,495

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			5,000	5,588

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	67,725

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			354,000	385,916

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	58,573

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			410,000	348,885

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			10,000	10,725

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			30,000	31,200

SBA Tower Trust 144A notes 2.933s, 2017			495,000	502,619

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			162,000	150,805

Sprint Capital Corp. company guaranty 6 7/8s, 2028			185,000	174,363

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			130,000	150,475

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			55,000	59,675

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			215,000	258,538

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			200,000	215,000

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			115,000	123,481

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			15,000	15,506

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			40,000	41,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			15,000	15,300

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	36,838

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			365,000	448,896

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	147,913

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			185,000	188,407

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	216,591

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			541,000	589,410

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			88,000	101,216

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			1,390,000	1,608,040

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			50,000	53,556

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			165,000	199,197

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			505,000	600,393

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			110,000	107,525

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			180,000	199,800

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			320,000	340,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			280,000	319,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			50,000	46,750

				13,066,814
Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			363,000	458,688

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			10,000	11,070

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,538

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			120,000	137,250

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	7,986

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			65,000	75,238

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			30,000	32,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			35,000	39,025

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			50,000	50,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			56,000	56,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			35,000	35,263

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			125,000	129,688

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			60,000	60,366

Building Materials Corp. of America 144A sr. notes 7s, 2020			45,000	48,375

Building Materials Corp. of America 144A sr. notes 6 3/4s, 2021			75,000	81,188

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			95,000	106,994

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			210,000	204,225

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			105,000	106,838

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			160,000	199,069

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			75,000	78,563

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			35,000	37,975

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			55,000	54,313

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			42,000	42,315

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			100,000	101,750

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			260,000	273,650

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			110,000	125,125

Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	45,788

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			15,000	14,100

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			80,000	88,400

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			60,000	60,600

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			170,000	173,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			170,000	178,713

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			140,000	135,100

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	94,950

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			20,000	20,350

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			120,000	127,500

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			130,000	147,225

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	378,832

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			305,000	324,825

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	29,250

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	102,777

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	167,384

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,240,000	1,557,851

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			55,000	55,688

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			70,000	72,888

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			135,000	136,856

General Motors Financial Co., Inc. 144A company guaranty sr. unsec. notes 4 1/4s, 2023			25,000	23,781

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			163,000	163,000

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			232,000	234,900

Gibson Brands, Inc. company guaranty sr. notes 8 7/8s, 2018			75,000	78,938

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			100,000	100,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			175,000	178,938

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			125,000	132,813

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	140,000	137,622

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$95,000	75,050

Grupo Televisa S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			360,000	402,938

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	163,875

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			105,000	139,239

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	348,323

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			147,000	160,057

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			68,000	70,888

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			100,000	103,750

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			80,000	73,055

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			140,000	142,625

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			90,000	98,663

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			55,000	54,038

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			70,000	74,725

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			105,000	113,663

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			125,000	141,875

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	47,081

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			65,000	69,225

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			120,000	131,400

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			45,000	46,013

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	56,375

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			115,000	119,025

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			40,000	37,100

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	173,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			210,000	238,304

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	181,837

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			500,000	421,974

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			85,000	84,879

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			350,000	351,384

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			120,000	132,000

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			85,000	84,150

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			100,000	113,750

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			75,000	82,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			70,000	74,900

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			65,000	76,213

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	66,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	26,344

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			80,000	82,800

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			52,000	53,236

Michaels Stores, Inc. company guaranty sr. unsec. notes 7 3/4s, 2018			10,000	10,850

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			272,706	303,045

Navistar International Corp. sr. notes 8 1/4s, 2021			159,000	164,168

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			125,000	130,781

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	79,200

Neiman Marcus Group, LLC (The) 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			75,000	78,563

Neiman Marcus Group, LLC (The) 144A company guaranty sr. unsec. notes 8s, 2021			55,000	57,475

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	351,415

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			50,000	53,500

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			55,000	56,100

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			45,000	43,763

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			130,000	143,488

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			90,000	99,675

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			90,000	86,370

Owens Corning company guaranty sr. unsec. notes 9s, 2019			40,000	49,200

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			65,000	64,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			85,000	86,913

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			55,000	58,988

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			55,000	56,100

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			420,000	450,529

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	109,250

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			65,000	66,788

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			10,000	11,300

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. notes 7 7/8s, 2018			10,000	10,850

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	28,063

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			100,000	98,250

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			70,000	65,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			74,000	80,568

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			125,000	128,438

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	262,025

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			95,000	104,975

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			40,000	39,400

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			40,000	40,400

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			80,000	82,600

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			110,000	112,475

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	25,313

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			115,000	112,413

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022			5,000	5,313

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,338

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			85,000	91,481

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			40,000	41,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	43,425

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	23,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			40,000	38,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			108,000	118,800

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			112,000	101,317

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			60,000	64,950

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			35,000	35,525

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			116,401	123,385

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,375

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			125,000	122,188

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			120,000	121,200

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			185,000	203,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	247,684

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	125,543

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	667,776

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	115,778

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	46,730

				18,622,467
Consumer staples (1.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			265,000	238,500

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			25,500	25,373

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			128,000	125,507

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			42,000	55,204

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			500,000	461,083

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	516,446

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			45,000	47,981

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			30,000	35,025

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			40,000	38,750

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			60,000	57,450

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			90,000	95,054

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,285

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			140,000	155,400

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	270,446

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			80,000	82,400

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			30,000	28,725

Claire's Stores, Inc. 144A sr. notes 9s, 2019			130,000	141,050

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	27,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			130,000	147,550

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			45,000	48,038

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			30,000	28,275

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			25,000	24,500

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			270,000	269,474

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			110,000	120,588

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	127,075

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			33,000	33,925

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	175,891

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	160,950

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			190,000	207,100

Erac USA Finance, LLC company guaranty sr. unsec. notes 7s, 2037			230,000	272,187

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			130,000	125,775

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	80,906

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			55,000	56,788

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			45,000	46,631

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			30,000	31,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			35,000	37,975

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			140,000	146,300

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			357,000	323,252

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	410,372

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			65,000	64,076

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	63,675

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			190,000	207,100

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			139,000	150,120

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	362,649

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	303,297

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			230,000	225,043

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	102,498

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			50,000	53,500

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			10,000	10,700

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			85,000	85,638

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			135,000	133,144

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			115,000	131,963

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			80,000	84,600

Sun Merger Sub, Inc. sr. unsec. notes 5 7/8s, 2021			20,000	20,500

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			15,000	15,675

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			470,000	524,641

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			70,000	77,788

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			25,000	25,375

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	309,680

				8,240,993
Energy (2.9%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	42,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,450

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			155,000	149,575

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	72,675

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			365,000	443,770

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			41,000	45,755

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			125,000	140,367

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			185,000	220,193

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	85,850

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			192,000	189,169

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	45,491

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			123,000	129,150

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	53,375

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			85,000	91,375

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	598,680

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			70,000	71,400

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			520,000	584,385

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	173,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			155,000	175,150

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	37,975

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	30,900

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			110,000	115,225

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			110,000	118,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			60,000	61,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	51,625

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			55,000	37,813

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			300,000	324,750

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			20,000	21,075

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			185,000	192,169

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	241,788

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			109,000	120,173

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			15,000	15,938

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			180,000	171,900

Forbes Energy Services, Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	147,000

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			100,000	105,000

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			288,000	339,209

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,200,000	1,225,308

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			180,000	187,200

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			135,000	143,775

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			20,000	20,850

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			250,000	252,500

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,638

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			35,000	37,100

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			40,000	44,350

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			140,000	170,978

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			80,000	85,800

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	50,054

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			125,000	128,125

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			190,000	210,900

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			20,000	19,900

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	178,800

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			220,000	222,200

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			59,000	17,700

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	187,966

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	142,464

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			45,000	47,363

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			40,000	40,300

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			130,000	97,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	92,813

Noble Corp. PLC company guaranty sr. unsec. notes 6.05s, 2041			285,000	292,883

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			100,000	104,750

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			60,000	63,750

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			90,000	95,400

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			110,000	119,367

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			85,000	86,700

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			75,000	84,375

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			80,000	85,200

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)			30,000	30,300

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			170,000	171,700

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			335,000	361,130

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,465,000	1,347,536

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			595,000	655,407

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			85,000	92,013

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			40,000	39,300

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	155,150

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			60,000	59,850

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			165,000	186,450

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			40,000	41,500

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			225,000	245,250

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			65,000	68,088

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			40,000	43,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			95,000	102,600

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	607,041

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			50,000	53,125

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			45,000	47,700

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,000

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	255,804

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	176,439

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	30,318

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			20,000	21,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			120,000	126,600

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			270,000	378,000

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	97,270

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	113,051

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			210,000	219,450

Williams Cos., Inc. (The) notes 7 3/4s, 2031			9,000	9,650

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	34,593

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	35,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			135,000	144,113

				15,999,487
Financials (6.4%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. FRN notes 1.818s, 2014 (United Kingdom)			255,000	256,121

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			560,000	600,366

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	402,318

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	166,041

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			60,000	62,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			80,000	89,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			115,000	123,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			50,000	59,938

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	58,250

Ally Financial, Inc. unsec. sub. notes 8s, 2018			60,000	70,800

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			321,000	388,410

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	733,043

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			355,000	364,195

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			235,000	279,605

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			310,000	315,425

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			255,000	249,263

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	384,047

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	826,667

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	448,905

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	67,058

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			205,000	270,965

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			100,000	111,798

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			435,000	418,688

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			155,000	161,901

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			46,000	55,079

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			151,000	135,134

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	193,700

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			261,000	266,546

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	273,019

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	146,004

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			95,000	101,650

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			430,000	429,429

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			45,000	43,256

CIT Group, Inc. sr. unsec. notes 5s, 2023			55,000	52,938

CIT Group, Inc. sr. unsec. notes 5s, 2022			90,000	87,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			75,000	79,688

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			70,000	75,075

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			90,000	96,525

Citigroup, Inc. sub. notes 5s, 2014			180,000	185,127

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			625,000	689,063

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			205,000	171,688

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, 2049 (Switzerland)			225,000	237,938

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			250,000	308,845

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	387,408

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	187,906

EPR Properties unsec. notes 5 1/4s, 2023(R)			280,000	273,727

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049			93,000	82,305

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			345,000	340,736

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			1,450,000	1,566,000

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			525,000	650,110

General Electric Capital Corp. sr. unsec. notes Ser. GMTN, 3.1s, 2023			100,000	94,876

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			295,000	329,993

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			440,000	523,863

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,343,724

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	174,261

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			345,000	332,535

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			335,000	305,685

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			250,000	235,896

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	319,347

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			115,000	118,163

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			400,000	412,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			310,000	356,201

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			350,000	354,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			110,000	114,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			65,000	66,950

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,365,000	1,415,591

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			40,000	43,300

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			90,000	90,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			210,000	217,350

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			40,000	38,300

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			65,000	71,988

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			136,000	149,940

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			425,000	424,752

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			390,000	419,250

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			135,000	137,693

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			390,000	443,329

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			160,000	165,272

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.003s, 2026			100,000	86,032

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			385,000	441,788

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			370,000	360,870

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	48,150

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			115,000	119,025

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			35,000	35,525

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			25,000	28,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	47,625

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			40,000	40,650

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	443,834

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			65,000	66,950

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			45,000	47,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			80,000	80,200

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			55,000	55,000

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,094,248

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			70,000	74,725

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			267,000	274,235

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			115,000	114,138

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			110,000	119,900

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			245,000	298,288

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			141,000	138,709

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			157,000	151,505

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			205,000	241,279

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			105,000	98,893

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	120,772

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)			514,000	524,835

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			106,000	106,755

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			505,000	513,059

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			100,000	100,037

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	99,019

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	310,680

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			300,000	318,000

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	7,748

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	151,076

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			110,000	128,150

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			210,000	211,575

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			25,000	27,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			50,000	50,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			395,000	366,371

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	373,813

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			45,000	47,700

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			190,000	242,242

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	530,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	2,059,094

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			200,000	205,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	576,950

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	68,442

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			80,000	81,000

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	161,646

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	88,440

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			426,000	453,158

				35,359,415
Health care (1.4%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			525,000	491,852

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			100,000	102,500

Actavis PLC sr. unsec. notes 4 5/8s, 2042			165,000	150,804

Actavis PLC sr. unsec. notes 3 1/4s, 2022			135,000	126,207

Actavis PLC sr. unsec. notes 1 7/8s, 2017			30,000	29,837

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	387,809

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	508,544

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			105,000	109,200

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	118,095

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			80,000	86,000

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 144A company guaranty sr. unsec. notes 6s, 2021			100,000	101,750

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			80,000	82,400

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			120,000	126,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			115,000	122,475

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			90,000	91,688

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			85,000	87,975

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	43,400

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	371,958

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	145,545

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			$45,000	45,394

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			62,000	67,193

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			85,000	91,800

HCA, Inc. sr. notes 6 1/2s, 2020			320,000	351,600

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	33,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			175,000	188,563

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			60,000	62,250

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			90,000	95,400

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	53,125

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			45,000	47,588

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			75,000	84,375

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			205,000	235,750

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			85,000	95,838

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			55,000	57,131

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			85,000	93,500

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			45,000	45,082

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	70,606

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			140,000	144,725

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	66,204

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			35,000	35,875

Service Corp. International/US sr. notes 7s, 2019			90,000	96,300

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			45,000	45,563

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			80,000	84,800

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			80,000	84,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			50,000	47,375

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			90,000	84,600

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			125,000	138,750

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			55,000	57,406

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			410,000	423,098

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			95,000	106,400

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			380,000	356,785

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	460,173

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	487,978

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			35,000	37,713

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			25,000	26,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,806

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			35,000	37,275

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			120,000	131,850

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			80,000	81,800

				8,053,460
Technology (1.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			70,000	73,150

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			205,000	172,105

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			70,000	66,850

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			195,000	191,100

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	629,622

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			95,000	103,075

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			76,000	77,615

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			140,000	164,325

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			170,000	180,838

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			65,000	69,388

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			80,000	88,300

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			140,000	147,700

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			30,000	31,650

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			77,000	87,395

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			110,000	111,238

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			125,000	126,059

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	203,520

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	279,782

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	161,027

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	591,359

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			65,000	73,125

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	57,625

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	50,175

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			95,000	97,375

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			95,000	92,744

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	525,015

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	331,013

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	184,055

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	195,000

SunGard Data Systems, Inc. company guaranty unsec. sub. notes 6 5/8s, 2019			65,000	68,250

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			165,000	179,850

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			110,000	120,175

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			40,000	43,669

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	182,487

				5,756,656
Transportation (0.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			185,000	196,100

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			207,000	224,078

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	67,810

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	329,677

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			370,000	313,539

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			112,729	129,639

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	68,060

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)			39,000	36,301

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			71,000	61,927

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			170,000	189,125

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014			100,000	102,760

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			96,688	104,060

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			65,000	64,919

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			85,000	84,150

				1,972,145
Utilities and power (2.3%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			150,000	176,250

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			200,000	225,500

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			40,000	37,500

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	125,381

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	262,813

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	57,453

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			55,000	70,242

Beaver Valley Funding Corp. sr. bonds 9s, 2017			130,000	130,743

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			288,000	319,402

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			114,000	124,830

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			25,000	25,563

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			20,000	19,600

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			25,000	27,010

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			208,000	237,630

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	187,720

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			145,000	156,963

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	446,519

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			200,000	250

El Paso Corp. sr. unsec. notes 7s, 2017			210,000	237,434

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	35,527

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			70,000	85,525

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			245,000	289,664

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,180,000	1,174,100

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			152,000	161,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			125,000	146,875

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			75,000	79,500

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			70,000	78,575

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	150,540

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	125,994

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	353,163

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			70,000	75,338

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			30,000	33,600

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			175,000	201,906

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			65,349	67,963

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			196,000	182,702

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			33,000	32,425

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			115,000	127,650

ITC Holdings Corp. 144A notes 5 7/8s, 2016			285,000	315,402

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	251,260

Kansas Gas and Electric Co. bonds 5.647s, 2021			52,031	54,429

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			300,000	356,605

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			253,000	247,940

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			430,000	518,589

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042			330,000	288,566

Nevada Power Co. mtge. notes 7 1/8s, 2019			310,000	377,087

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	144,139

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			265,000	293,488

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	317,833

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			135,000	135,609

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			153,000	175,261

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			985,000	1,078,387

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	464,801

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	13,957

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			90,000	99,025

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	240,204

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			337,000	345,004

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			70,000	68,250

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			90,000	81,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,283

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			110,000	80,850

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			155,000	159,218

Union Electric Co. sr. notes 6.4s, 2017			265,000	303,813

West Penn Power Co. 144A sr. bonds 5.95s, 2017			45,000	50,727

				12,738,977

Total corporate bonds and notes (cost $128,209,236)				$135,085,418

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2044			$18,000,000	$17,386,875

				17,386,875
U.S. Government Agency Mortgage Obligations (19.1%)

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			97,855	105,807
6s, TBA, January 1, 2044			28,000,000	31,088,722
4s, TBA, January 1, 2044			51,000,000	52,553,909
3 1/2s, TBA, January 1, 2044			1,000,000	994,219
3 1/2s, TBA, January 1, 2029			19,000,000	19,871,329
3s, TBA, January 1, 2044			2,000,000	1,900,625

				106,514,611

Total U.S. government and agency mortgage obligations (cost $124,344,347)				$123,901,486

MORTGAGE-BACKED SECURITIES (5.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.4%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.123s, 2037			$199,837	$288,373
IFB Ser. 2979, Class AS, 23.662s, 2034			24,282	31,081
IFB Ser. 3072, Class SB, 23.039s, 2035			318,590	448,948
IFB Ser. 3249, Class PS, 21.725s, 2036			281,589	380,731
IFB Ser. 3065, Class DC, 19.36s, 2035			261,373	367,574
IFB Ser. 2990, Class LB, 16.52s, 2034			276,748	361,792
IFB Ser. 3708, Class SQ, IO, 6.383s, 2040			811,270	153,168
IFB Ser. 4105, Class LS, IO, 5.983s, 2041			447,196	86,031
IFB Ser. 3964, Class SA, IO, 5.833s, 2041			890,548	137,376
IFB Ser. 310, Class S4, IO, 5.783s, 2043			396,269	95,937
IFB Ser. 311, Class S1, IO, 5.783s, 2043			2,192,942	466,007
IFB Ser. 308, Class S1, IO, 5.783s, 2043			750,081	175,497
Ser. 3747, Class HI, IO, 4 1/2s, 2037			90,212	10,330
Ser. 3391, PO, zero %, 2037			19,600	16,082
Ser. 3300, PO, zero %, 2037			130,196	115,918
Ser. 3206, Class EO, PO, zero %, 2036			13,114	11,435
FRB Ser. 3326, Class WF, zero %, 2035			6,045	5,168

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036			78,231	145,660
IFB Ser. 06-8, Class HP, 23.963s, 2036			223,842	340,142
IFB Ser. 05-45, Class DA, 23.816s, 2035			388,149	575,781
IFB Ser. 05-75, Class GS, 19.756s, 2035			124,167	164,340
IFB Ser. 05-106, Class JC, 19.614s, 2035			89,060	128,655
IFB Ser. 05-83, Class QP, 16.966s, 2034			51,092	65,917
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,235,625	286,800
Ser. 07-64, Class LO, PO, zero %, 2037			76,526	66,186
Ser. 07-14, Class KO, PO, zero %, 2037			57,230	48,588
Ser. 06-125, Class OX, PO, zero %, 2037			6,879	6,103
Ser. 06-84, Class OT, PO, zero %, 2036			8,043	7,013

Government National Mortgage Association
Ser. 10-9, Class XD, IO, 6.433s, 2040			1,432,223	257,184
IFB Ser. 10-85, Class SE, IO, 6.383s, 2040			771,212	139,528
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040			1,238,463	212,768
IFB Ser. 13-129, Class CS, IO, 5.983s, 2042			1,183,329	191,711
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040			74,115	11,734
IFB Ser. 10-42, Class ES, IO, 5.513s, 2040			1,440,997	225,156
Ser. 10-9, Class UI, IO, 5s, 2040			931,687	206,854
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			677,635	148,977
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,658,278	289,005
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,244,660	205,431
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			1,898,706	286,382
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,487,147	559,966
Ser. 06-36, Class OD, PO, zero %, 2036			6,050	5,243

				7,726,572
Commercial mortgage-backed securities (3.0%)

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A2, 5.317s, 2047			1,489,697	1,497,851

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.813s, 2042			3,433,465	10,702
Ser. 04-5, Class XC, IO, 0.697s, 2041			5,924,341	25,682
Ser. 07-5, Class XW, IO, 0.364s, 2051			15,454,856	143,375
Ser. 05-1, Class XW, IO, 0.038s, 2042			11,326,700	1,982

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			111,000	107,948
FRB Ser. 05-T18, Class D, 5.134s, 2042			248,000	254,994
Ser. 04-PR3I, Class X1, IO, 0.901s, 2041			1,037,416	3,641

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.439s, 2039			191,000	186,034
Ser. 06-PW14, Class X1, IO, 0.164s, 2038			8,373,981	144,200

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.559s, 2047			306,000	313,895

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			288,000	289,786

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.538s, 2049			65,953,663	956,328

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			351,000	364,408
Ser. 12-CR1, Class XA, IO, 2.231s, 2045			4,819,536	576,417

COMM Mortgage Trust 144A FRB Ser. 13-CR11, Class D, 5.173s, 2046			584,000	515,584

COMM Mortgage Trust 144A Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.155s, 2046			29,732,672	397,781

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.443s, 2038			400,395	4

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			903,938	905,351

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.032s, 2020			460,655	8,508

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.692s, 2033			131,566	995

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.917s, 2032			61,403	30,087

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.16s, 2045			136,758,024	336,661

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038			643,496	649,852
Ser. 05-C1, Class X1, IO, 0.599s, 2043			9,814,135	62,123

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			219,000	205,772
FRB Ser. 05-GG3, Class B, 4.894s, 2042			194,000	198,869

GS Mortgage Securities Trust Ser. 05-GG4, Class B, 4.841s, 2039			806,000	803,018

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			30,285	30,436
FRB Ser. 11-GC3, Class D, 5.543s, 2044			876,000	882,052
Ser. 06-GG6, Class XC, IO, 0.046s, 2038			14,863,652	17,182

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			83,500	85,429
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			251,000	215,861
Ser. 07-LDPX, Class A3S, 5.317s, 2049			404,231	404,736
FRB Ser. 13-C10, Class D, 4.161s, 2047			212,000	178,407
Ser. 06-LDP8, Class X, IO, 0.545s, 2045			9,539,701	125,810

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			267,000	260,881
FRB Ser. 07-CB20, Class C, 6.171s, 2051			192,000	178,860
FRB Ser. 12_LC9, Class D, 4.427s, 2047			224,000	207,380
Ser. 05-CB12, Class X1, IO, 0.343s, 2037			7,026,385	36,966
Ser. 06-LDP6, Class X1, IO, 0.078s, 2043			13,631,833	38,169

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			29,116	29,262
Ser. 99-C1, Class G, 6.41s, 2031			145,590	151,382
Ser. 98-C4, Class H, 5.6s, 2035			215,000	226,936

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			188,186	195,307

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C7, Class G, 5.032s, 2036			236,000	240,720
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			12,849,498	214,831
Ser. 05-C2, Class XCL, IO, 0.348s, 2040			22,764,696	69,205
Ser. 05-C7, Class XCL, IO, 0.208s, 2040			22,778,785	82,118

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.38s, 2028			3,111	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.858s, 2050			151,839	156,216

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.929s, 2039			6,488,296	26,550
Ser. 05-MCP1, Class XC, IO, 0.59s, 2043			9,787,322	66,045

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			151,000	143,450

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.104s, 2045			1,633,585	150,453
Ser. 05-C3, Class X, IO, 5.956s, 2044			502,749	42,382
Ser. 07-C5, Class X, IO, 5.488s, 2049			325,853	23,364

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.419s, 2046			900,000	765,810

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558s, 2044			225,000	196,920

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			343,206	85,801

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.958s, 2049			351,000	312,136

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.324s, 2042			18,469,538	65,567
Ser. 06-C26, Class XC, IO, 0.051s, 2045			7,103,083	12,928

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			950,000	786,413

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.803s, 2045			151,000	136,595
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			905,000	771,024

				16,605,432
Residential mortgage-backed securities (non-agency) (0.9%)

American Home Mortgage Assets Trust FRB Ser. 06-5, Class A1, 1.064s, 2046			1,724,587	896,785

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.132s, 2036			100,000	100,350
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			100,000	87,450

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037			170,066	102,227
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046			5,828,803	182,150
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047			6,291,486	196,924

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037			298,751	262,901
FRB Ser. 05-51, Class 1A1, 0.487s, 2035			692,000	559,447

Merrill Lynch Alternative Note Asset Trust FRB Ser. 07-OAR2, Class A1, 0.345s, 2037			258,289	229,877

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.943s, 2046			1,312,304	830,032

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046			193,149	169,005
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046			409,469	330,851
FRB Ser. 05-AR13, Class A1C3, 0.655s, 2045			411,017	351,009
FRB Ser. 05-AR9, Class A1C3, 0.645s, 2045			375,217	337,696
FRB Ser. 05-AR15, Class A1B3, 0.505s, 2045			615,770	511,705

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A6, 5 1/2s, 2037			259,810	263,646

				5,412,055

Total mortgage-backed securities (cost $27,255,808)				$29,744,059

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$98,143	$72,557

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			155,000	139,888

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			1,329,000	1,324,349

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,086,579	820,367

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			400,000	420,804

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	4,564	1,683,046

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	199,100

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	182,500

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			320,000	274,400

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			400,000	338,208

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			175,000	187,031

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			64,350	74,903

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			460,000	439,875

Total foreign government and agency bonds and notes (cost $6,829,659)				$6,157,028

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			21,846	$4,034,301

Total investment companies (cost $1,833,352)				$4,034,301

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$28,947	$29,248

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			377,691	359,987

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			123,436	124,516

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			72,154	72,283

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			59,954	60,142

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			106,302	73,030

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			27,919	28,408

Total senior loans (cost $753,691)				$747,614

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			349	$333,328

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			4,035	107,896

M/I Homes, Inc. $2.438 pfd.			2,202	55,711

Total preferred stocks (cost $346,012)				$496,935

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			5,720	$116,992

United Technologies Corp. $3.75 cv. pfd.			1,100	72,017

Total convertible preferred stocks (cost $159,547)				$189,009

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$135,000	$139,190
4.071s, 1/1/14			35,000	35,000

Total municipal bonds and notes (cost $170,000)				$174,190

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$55,000	$75,075

Total convertible bonds and notes (cost $59,517)				$75,075

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$1,101

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	34,898	—

Total warrants (cost $7,016)				$1,101

SHORT-TERM INVESTMENTS (29.5%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank discounted commercial paper with an effective yield of 0.02%, January 24, 2014			$28,000,000	$27,999,642

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			1,030,000	1,029,099

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.12%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			2,221,000	2,220,002

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, October 16, 2014(SEG)(SEGCCS)			398,000	397,770

U.S. Treasury Bills with an effective yield of 0.08%, February 6, 2014(SEG)(SEGSF)(SEGCCS)			5,000,000	4,999,452

Putnam Cash Collateral Pool, LLC 0.14%(d)			398,349	398,349

Putnam Money Market Liquidity Fund 0.04%(AFF)			43,204,593	43,204,593

Putnam Short Term Investment Fund 0.08%(AFF)			84,852,610	84,852,610

Total short-term investments (cost $165,101,043)				$165,101,517

TOTAL INVESTMENTS

Total investments (cost $622,011,416)(b)				$684,629,734

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $91,302,485) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$513,044	$541,215	$(28,171)
	Brazilian Real	Sell	1/3/14	513,044	518,291	5,247
	British Pound	Sell	3/19/14	2,709,678	2,678,814	(30,864)
	Canadian Dollar	Sell	1/16/14	83,756	86,017	2,261
	Chilean Peso	Buy	1/16/14	1,030,927	1,071,471	(40,544)
	Chilean Peso	Sell	1/16/14	1,030,927	1,036,249	5,322
	Singapore Dollar	Sell	2/19/14	165,222	168,842	3,620
	Swiss Franc	Sell	3/19/14	421,526	415,047	(6,479)
Barclays Bank PLC
	Australian Dollar	Sell	1/16/14	244,357	224,811	(19,546)
	Brazilian Real	Buy	1/3/14	1,182,325	1,254,324	(71,999)
	Brazilian Real	Sell	1/3/14	1,182,325	1,200,613	18,288
	British Pound	Sell	3/19/14	2,980,283	2,943,831	(36,452)
	Canadian Dollar	Sell	1/16/14	837,753	836,151	(1,602)
	Euro	Buy	3/19/14	201,260	195,415	5,845
	Hong Kong Dollar	Buy	2/19/14	267,632	267,738	(106)
	Japanese Yen	Sell	2/19/14	794,465	836,253	41,788
	Mexican Peso	Buy	1/16/14	254,448	242,438	12,010
	Norwegian Krone	Buy	3/19/14	904	899	5
	Polish Zloty	Buy	3/19/14	205,491	200,004	5,487
	Singapore Dollar	Buy	2/19/14	120,925	118,417	2,508
	Swiss Franc	Buy	3/19/14	337,064	331,835	5,229
	Turkish Lira	Buy	3/19/14	224,314	233,855	(9,541)
Citibank, N.A.
	Brazilian Real	Buy	1/3/14	1,202,119	1,271,240	(69,121)
	Brazilian Real	Sell	1/3/14	1,202,119	1,211,587	9,468
	Canadian Dollar	Sell	1/16/14	36,890	42,290	5,400
	Danish Krone	Sell	3/19/14	407,191	401,134	(6,057)
	Euro	Buy	3/19/14	417,791	417,952	(161)
	Japanese Yen	Sell	2/19/14	623,725	631,898	8,173
	New Taiwan Dollar	Buy	2/19/14	775,896	785,645	(9,749)
	New Taiwan Dollar	Sell	2/19/14	775,896	788,110	12,214
	New Zealand Dollar	Buy	1/16/14	416,088	410,807	5,281
	New Zealand Dollar	Sell	1/16/14	416,088	410,559	(5,529)
	Swiss Franc	Sell	3/19/14	901,716	887,787	(13,929)
Credit Suisse International
	British Pound	Sell	3/19/14	514,560	503,196	(11,364)
	Canadian Dollar	Sell	1/16/14	663,276	681,339	18,063
	Euro	Buy	3/19/14	422,330	414,624	7,706
	Indian Rupee	Buy	2/19/14	249,162	248,871	291
	Japanese Yen	Sell	2/19/14	912,462	991,896	79,434
	Mexican Peso	Buy	1/16/14	208,382	201,376	7,006
	New Zealand Dollar	Buy	1/16/14	690,659	699,268	(8,609)
	New Zealand Dollar	Sell	1/16/14	690,659	685,002	(5,657)
	Norwegian Krone	Sell	3/19/14	179,749	174,437	(5,312)
	Singapore Dollar	Sell	2/19/14	196,048	202,990	6,942
	South Korean Won	Buy	2/19/14	95,058	95,121	(63)
	Swedish Krona	Sell	3/19/14	425,719	415,215	(10,504)
	Swiss Franc	Sell	3/19/14	2,615,414	2,574,726	(40,688)
Deutsche Bank AG
	Australian Dollar	Sell	1/16/14	311,268	293,545	(17,723)
	Canadian Dollar	Sell	1/16/14	419,253	413,422	(5,831)
	Euro	Sell	3/19/14	1,223,245	1,202,663	(20,582)
	Japanese Yen	Sell	2/19/14	205,391	196,497	(8,894)
	Polish Zloty	Buy	3/19/14	322,684	314,051	8,633
	Swiss Franc	Sell	3/19/14	1,275,459	1,262,207	(13,252)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	326,078	340,500	(14,422)
	British Pound	Sell	3/19/14	199,602	196,181	(3,421)
	Canadian Dollar	Sell	1/16/14	434,404	431,822	(2,582)
	Chilean Peso	Buy	1/16/14	1,079,427	1,121,057	(41,630)
	Chilean Peso	Sell	1/16/14	1,079,427	1,084,657	5,230
	Euro	Buy	3/19/14	426,182	419,779	6,403
	Japanese Yen	Sell	2/19/14	495,540	516,040	20,500
HSBC Bank USA, National Association
	British Pound	Sell	3/19/14	2,702,396	2,668,518	(33,878)
	Canadian Dollar	Sell	1/16/14	419,253	420,087	834
	Euro	Sell	3/19/14	7,153	5,263	(1,890)
	Japanese Yen	Sell	2/19/14	1,113,792	1,192,643	78,851
	New Taiwan Dollar	Buy	2/19/14	775,896	785,469	(9,573)
	New Taiwan Dollar	Sell	2/19/14	775,896	787,792	11,896
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	416,362	420,700	4,338
	Brazilian Real	Buy	1/3/14	1,201,102	1,268,010	(66,908)
	Brazilian Real	Sell	1/3/14	1,201,102	1,215,575	14,473
	British Pound	Buy	3/19/14	419,560	418,280	1,280
	Canadian Dollar	Sell	1/16/14	413,136	416,077	2,941
	Euro	Sell	3/19/14	767,348	752,084	(15,264)
	Mexican Peso	Buy	1/16/14	221,075	213,564	7,511
	New Taiwan Dollar	Buy	2/19/14	1,335,421	1,349,175	(13,754)
	New Taiwan Dollar	Sell	2/19/14	1,335,421	1,357,731	22,310
	New Zealand Dollar	Buy	1/16/14	402,035	414,548	(12,513)
	New Zealand Dollar	Sell	1/16/14	402,035	400,014	(2,021)
	Norwegian Krone	Buy	3/19/14	158,952	157,997	955
	Singapore Dollar	Sell	2/19/14	798,296	813,002	14,706
	South Korean Won	Buy	2/19/14	558,987	556,205	2,782
	Swedish Krona	Sell	3/19/14	185,321	182,598	(2,723)
	Swiss Franc	Sell	3/19/14	431,060	430,788	(272)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	772,950	812,394	(39,444)
	Australian Dollar	Sell	1/16/14	772,950	821,772	48,822
	Brazilian Real	Buy	1/3/14	932,966	991,762	(58,796)
	Brazilian Real	Sell	1/3/14	932,966	946,579	13,613
	Canadian Dollar	Sell	1/16/14	420,476	426,852	6,376
	Euro	Buy	3/19/14	733,507	727,783	5,724
	Japanese Yen	Sell	2/19/14	431,682	451,197	19,515
	Mexican Peso	Buy	1/16/14	397,093	392,054	5,039
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	1,139,888	1,192,195	(52,307)
	Brazilian Real	Buy	1/3/14	1,158,843	1,232,293	(73,450)
	Brazilian Real	Sell	1/3/14	1,158,843	1,180,987	22,144
	British Pound	Sell	3/19/14	1,161,527	1,146,869	(14,658)
	Canadian Dollar	Sell	1/16/14	425,653	423,034	(2,619)
	Euro	Buy	3/19/14	643,538	624,881	18,657
	Japanese Yen	Sell	2/19/14	388,249	415,794	27,545
	Mexican Peso	Buy	1/16/14	315,779	305,402	10,377
	New Taiwan Dollar	Buy	2/19/14	1,335,425	1,349,960	(14,535)
	New Taiwan Dollar	Sell	2/19/14	1,335,425	1,355,975	20,550
	New Zealand Dollar	Buy	1/16/14	402,035	411,540	(9,505)
	New Zealand Dollar	Sell	1/16/14	402,035	399,821	(2,214)
	Norwegian Krone	Buy	3/19/14	33,786	33,560	226
	Polish Zloty	Buy	3/19/14	341,596	332,393	9,203
	Singapore Dollar	Sell	2/19/14	439,404	448,712	9,308
	South Korean Won	Buy	2/19/14	702,207	699,158	3,049
	Swedish Krona	Sell	3/19/14	10,528	10,367	(161)
	Swiss Franc	Sell	3/19/14	220,185	216,774	(3,411)
UBS AG
	Australian Dollar	Sell	1/16/14	2,042,823	2,120,384	77,561
	British Pound	Buy	3/19/14	8,730,983	8,630,385	100,598
	Canadian Dollar	Sell	1/16/14	418,876	418,646	(230)
	Euro	Sell	3/19/14	1,791,122	1,763,053	(28,069)
	Japanese Yen	Sell	2/19/14	246,470	249,223	2,753
	Mexican Peso	Buy	1/16/14	180,234	165,973	14,261
	New Zealand Dollar	Buy	1/16/14	402,035	411,558	(9,523)
	New Zealand Dollar	Sell	1/16/14	402,035	396,501	(5,534)
	Norwegian Krone	Sell	3/19/14	54,567	54,209	(358)
	Singapore Dollar	Buy	2/19/14	824,288	834,047	(9,759)
	Singapore Dollar	Sell	2/19/14	824,288	837,147	12,859
	Swedish Krona	Sell	3/19/14	445,175	438,597	(6,578)
	Swiss Franc	Sell	3/19/14	702,282	691,273	(11,009)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	197,431	214,676	(17,245)
	Canadian Dollar	Sell	1/16/14	417,182	417,940	758
	Euro	Buy	3/19/14	423,156	420,099	3,057
	Japanese Yen	Sell	2/19/14	1,244,910	1,320,525	75,615

Total						$(99,744)

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	54	$5,528,674	Mar-14	$44,170
Euro STOXX 50 Index (Short)	167	7,140,375	Mar-14	(434,786)
MSCI EAFE Index Mini (Short)	196	18,794,440	Mar-14	(1,020,871)
Russell 2000 Index Mini (Short)	84	9,755,760	Mar-14	(530,959)
S&P 500 Index (Long)	6	2,761,650	Mar-14	99,728
S&P 500 Index E-Mini (Long)	62	5,707,410	Mar-14	206,026
S&P 500 Index E-Mini (Short)	326	30,009,930	Mar-14	(1,084,602)
S&P Mid Cap 400 Index E-Mini (Long)	3	401,820	Mar-14	17,235
S&P Mid Cap 400 Index E-Mini (Short)	30	4,018,200	Mar-14	(173,310)
SPI 200 Index (Long)	136	16,144,707	Mar-14	633,948
U.K. Gilt 10 yr (Long)	64	11,293,313	Mar-14	(244,985)
U.S. Treasury Bond 30 yr (Long)	83	10,649,938	Mar-14	(177,830)
U.S. Treasury Bond Ultra 30 yr (Long)	49	6,676,250	Mar-14	(98,163)
U.S. Treasury Note 2 yr (Long)	163	35,829,438	Mar-14	(73,231)
U.S. Treasury Note 2 yr (Short)	40	8,792,500	Mar-14	10,549
U.S. Treasury Note 5 yr (Long)	355	42,355,938	Mar-14	(538,034)
U.S. Treasury Note 5 yr (Short)	21	2,505,563	Mar-14	32,116
U.S. Treasury Note 10 yr (Long)	137	$16,857,422	Mar-14	(325,635)
U.S. Treasury Note 10 yr (Short)	134	16,488,283	Mar-14	313,392

Total				$(3,345,242)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/13 (proceeds receivable $1,008,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2044	$1,000,000	1/13/14	$994,219

Total			$994,219

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$32,613,800	(E)	$53,472	3/19/19	3 month USD-LIBOR-BBA	2.00%	$41,458
	43,789,300	(E)	33,113	3/19/16	3 month USD-LIBOR-BBA	0.75%	12,998
	5,172,900	(E)	63,205	3/19/44	3 month USD-LIBOR-BBA	3.75%	(66,137)
	19,682,800	(E)	265,874	3/19/24	3 month USD-LIBOR-BBA	3.25%	173,970

	Total		$415,664	$162,289
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$204,583	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$1,728
Barclays Bank PLC
	66,327	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	201
	2,403,617	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,774
	317,686	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,160
	6,122	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	40
	25,014	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	48
	7,508	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14
	519,558	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,091)
	1,537,128	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,937
	70,627	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	135
	12,287	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23
	40,273	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	77
	29,010	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55
	438,320	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,046)
	60,277	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(354)
	66,498	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(384)
	33,305	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(192)
	33,305	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(192)
	204,583	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,728
	66,722	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(385)
	173,253	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(999)
	66,722	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(385)
	54,932	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	105
	44,411	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(106)
	133,220	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(769)
	213,844	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,297)
Citibank, N.A.
	746,003	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,426
baskets	163	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	478,084
units	3,563	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(435,996)
Credit Suisse International
	$204,583	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,728
	593,914	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,168)
	593,914	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,168)
Goldman Sachs International
	127,021	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,015
	19,144	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	125
	79,542	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	290
	164,922	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	499
	164,922	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	499
	1,119,374	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,086
	571,257	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,085
	44,833	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	164
	850,613	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,505
	306,599	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,119
	30,609	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(73)
	36,842	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(88)
	927,991	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,388
	678,405	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,620)
	358,663	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,309
	121,333	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,025)
JPMorgan Chase Bank N.A.
	203,697	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,720
	105,574	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(384)

Total					$66,345

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$734
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	1,375
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	2,841
	CMBX NA BBB- Index	BBB-/P	3,648	64,000	5/11/63	300 bp	2,629
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	5,210	47,000	5/11/63	300 bp	4,462
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	134	7,000	5/11/63	300 bp	23
	CMBX NA BBB- Index	BBB-/P	248	32,000	5/11/63	300 bp	(261)
	CMBX NA BBB- Index	BBB-/P	418	36,000	5/11/63	300 bp	(155)
	CMBX NA BBB- Index	BBB-/P	3,502	44,000	5/11/63	300 bp	2,802
	CMBX NA BBB- Index	BBB-/P	6,214	55,000	5/11/63	300 bp	5,339
	CMBX NA BBB- Index	BBB-/P	4,413	57,000	5/11/63	300 bp	3,506
	CMBX NA BBB- Index	BBB-/P	3,750	57,000	5/11/63	300 bp	2,842
	CMBX NA BBB- Index	BBB-/P	876	57,000	5/11/63	300 bp	(31)
	CMBX NA BBB- Index	BBB-/P	4,628	58,000	5/11/63	300 bp	3,705
	CMBX NA BBB- Index	BBB-/P	1,765	58,000	5/11/63	300 bp	842
	CMBX NA BBB- Index	BBB-/P	1,022	58,000	5/11/63	300 bp	99
	CMBX NA BBB- Index	BBB-/P	4,589	63,000	5/11/63	300 bp	3,587
	CMBX NA BBB- Index	BBB-/P	6,974	91,000	5/11/63	300 bp	5,526
	CMBX NA BBB- Index	BBB-/P	4,924	120,000	5/11/63	300 bp	3,014
	CMBX NA BBB- Index	BBB-/P	7,566	71,000	5/11/63	300 bp	6,435
	CMBX NA BBB- Index	BBB-/P	2,393	50,000	5/11/63	300 bp	1,597
	CMBX NA BBB- Index	BBB-/P	2,722	63,000	5/11/63	300 bp	1,717

	Total		$71,649	$52,628

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 21 Index	B+/P	$(78,709)	$1,574,000	12/20/18	500 bp	$57,688
	NA IG Series 21 Index	BBB+/P	(54,447)	5,140,000	12/20/18	100 bp	39,889
	NA IG Series 21 Index	BBB+/P	(26,107)	2,410,000	12/20/18	100 bp	18,124
	NA HY Series 21 Index	B+/P	(740,907)	16,805,000	12/20/18	500 bp	715,358
	NA IG Series 21 Index	BBB+/P	(55,250)	5,145,000	12/20/18	100 bp	39,178
	NA IG Series 21 Index	BBB+/P	(83,964)	7,640,000	12/20/18	100 bp	56,256
	NA HY Series 21 Index	B+/P	(501,769)	7,230,000	12/20/18	500 bp	124,758
	NA IG Series 21 Index	BBB+/P	(33,868)	3,455,000	12/20/18	100 bp	29,543
	NA IG Series 21 Index	BBB+/P	(8,474)	600,000	12/20/18	100 bp	2,540

	Total		$(1,583,495)	$1,083,334

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $559,094,418.
(b)	The aggregate identified cost on a tax basis is $626,075,528, resulting in gross unrealized appreciation and depreciation of $65,180,253 and $6,626,047, respectively, or net unrealized appreciation of $58,554,206.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$38,363,631	$4,840,962	$—	$7,093	$43,204,593
	Putnam Short Term Investment Fund *	99,688,231	34,840,244	49,675,865	22,203	84,852,610
	Totals	$138,051,862	$39,681,206	$49,675,865	$29,296	$128,057,203
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $391,714.
The fund received cash collateral of $398,349, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $276,438,342 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $82,579 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $317,752 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $453,788.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$9,562,861	$4,228,267	$—
Capital goods	10,122,937	3,143,442	—
Communication services	7,001,471	2,262,896	—
Conglomerates	3,511,833	792,037	—
Consumer cyclicals	23,819,639	6,049,882	—
Consumer staples	11,300,638	5,099,229	1,419
Energy	15,602,019	3,254,188	—
Financials	28,746,613	11,766,793	—
Health care	21,560,516	4,677,308	—
Technology	32,203,770	2,998,657	—
Transportation	3,413,051	1,291,373	—
Utilities and power	4,509,253	2,001,909	—
Total common stocks	171,354,601	47,565,981	1,419
Convertible bonds and notes	—	75,075	—
Convertible preferred stocks	72,017	116,992	—
Corporate bonds and notes	—	135,085,418	—
Foreign government and agency bonds and notes	—	6,157,028
Investment companies	4,034,301	—	—
Mortgage-backed securities	—	29,744,059	—
Municipal bonds and notes	—	174,190	—
Preferred stocks	107,896	389,039	—
Senior loans	—	747,614	—
U.S. Government and agency mortgage obligations	—	123,901,486	—
Warrants	—	1,101	—
Short-term investments	128,057,203	37,044,314	—

Totals by level	$303,626,018	$381,002,297	$1,419

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(99,744)	$—
Futures contracts	(3,345,242)	—	—
TBA sale commitments	—	(994,219)	—
Interest rate swap contracts	—	(253,375)	—
Total return swap contracts	—	66,345	—
Credit default contracts	—	2,647,808	—

Totals by level	$(3,345,242)	$1,366,815	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,666,829	$19,021
Foreign exchange contracts	978,841	1,078,585
Equity contracts	1,436,122	3,680,524
Interest rate contracts	440,210	1,726,979

Total	$5,522,002	$6,505,109

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$151,500,000
Centrally cleared interest rate swap contracts (notional)	$102,300,000
OTC total return swap contracts (notional)	$56,400,000
OTC credit default contracts (notional)	$7,700,000
Centrally cleared credit default contracts (notional)	$42,600,000
Warrants (number of warrants)	35,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014